RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Commercial Transactions with Related Parties

		Six months ended June 30,
		2021	2022	2022
		CNY	CNY	US$
	Notes	(As adjusted and unaudited)	(Unaudited)	(Unaudited)

Interest income received from Feishang Enterprise(a)	i	3,396	—	—

CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”) (b)	ii	205	217	32
Feishang Management's share of office rental to Feishang Enterprise(a)	iii	84	84	13
Shenzhen New PST’s share of office rental to Feishang Enterprise(a)	iv	45	15	2

(i)	The Company’s subsidiary, Shanghai Onway, entered into a series of contracts to provide a loan amounting to CNY80,000 at an interest rate of 9% per annum to Feishang Enterprise from March 2, 2018 to June 30, 2021.

(ii)	The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July 1, 2018 to June 30, 2020, subsequently extended to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.

(iii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2021, which was renewed in October 2022 and will expire on September 30, 2023.

(iv)	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 square meters of office premises annually. The latest contract is from March 14, 2022 to March 13, 2023.

(a)	Feishang Enterprise, Feishang Group and Feishang Energy are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

Schedule of Group Payables with Related Parties

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Current:
Payable to related companies:
Feishang Enterprise (a, i)	3,019	3,068	457
Anka Capital (b)	2,691	2,818	421
Yangpu Lianzhong Mining Co., Ltd (c, iii)	—	100	15
	5,710	5,986	893

Payable to the Shareholder:
Feishang Group (a, ii)	14,050	14,050	2,097
	14,050	14,050	2,097

Dividend payables to related companies:
Qianhai Industrial(d, iv)	5,048	5,048	753
	5,048	5,048	753

Lease liabilities to related parties
Anka (b)	372	—	—
	372	—	—

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Yangpu Lianzhong Mining Co., Ltd by Feishang Management represents the net amount of advances from Yangpu Lianzhong Mining Co., Ltd. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iv)	The dividend payable to Shenzhen Qianhai Feishang Industrial Investment Co., Ltd. (“Qianhai Industrial”) represents the declared but unpaid dividend that was approved at the shareholder meeting of Shenzhen Qianhai on June 22, 2021, prior to the acquisition of Precise Space-Time Technology Limited (“PST Technology”) and its subsidiaries by the Group.

(a)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.

(c)	Yangpu Lianzhong Mining Co., Ltd is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(d)	Qianhai Industrial is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

Schedule of Compensation of Key Management Personnel of Group

	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)
Wages, salaries and allowances	661	618	92
Housing subsidies	10	11	2
Contribution to pension plans	41	43	6

Total Compensation of key management personnel	712	672	100